TANGIBLE FIXED ASSETS	12 Months Ended
Dec. 31, 2022
TANGIBLE FIXED ASSETS
TANGIBLE FIXED ASSETS

NOTE 8 – TANGIBLE FIXED ASSETS

USDm	2022	2021	2020
Land and buildings
Cost:
Balance as of 01 January	10.9	11.7	10.4
Exchange rate adjustment	(0.3)	(0.1)	—
Additions	0.3	0.1	1.3
Additions from business combinations	1.1	—	—
Disposals	—	(0.8)	—
Balance as of 31 December	12.0	10.9	11.7

Depreciation:
Balance as of 01 January	6.1	4.6	2.3
Exchange rate adjustment	(0.2)	—	—
Disposals	—	(0.8)	—
Depreciation for the year	2.3	2.3	2.3
Balance as of 31 December	8.2	6.1	4.6

Carrying amount as of 31 December	3.8	4.8	7.1

USDm	2022	2021	2020
Vessels and capitalized dry-docking
Cost:
Balance as of 01 January	2,443.3	2,160.1	2,064.2
Additions	77.2	290.3	102.5
Disposals	(14.2)	(40.9)	(29.8)
Transferred from prepayments	55.1	78.6	148.1
Transferred to assets held for sale	(140.2)	(44.8)	(124.9)
Balance as of 31 December	2,421.2	2,443.3	2,160.1

Depreciation:
Balance as of 01 January	475.0	406.2	360.6
Disposals	(14.2)	(40.9)	(29.8)
Depreciation for the year	133.7	126.2	118.4
Transferred to assets held for sale	(50.7)	(16.5)	(43.0)
Balance as of 31 December	543.8	475.0	406.2

Impairment:
Balance as of 01 January	30.5	31.4	28.8
Impairment losses on tangible fixed assets1)	2.7	4.6	11.1
Transferred to assets held for sale	(11.7)	(5.5)	(8.5)
Balance as of 31 December	21.5	30.5	31.4

Carrying amount as of 31 December	1,855.9	1,937.8	1,722.5

1)	For additional information regarding impairment considerations, please refer to Note 10.

NOTE 8 – continued

Included in the carrying amount for “Vessels and capitalized dry-docking” are capitalized dry-docking costs in the amount of USD 50.1m (2021: USD 65.9m, 2020: USD 66.1m).

Included in the carrying amount for “Vessels and capitalized dry-docking” are vessels on short-term time charter leases (as lessor) in the amount of USD 13.7m (2021: 398.8m, 2020: 488.2m). Please refer to Note 22 for expected redelivery of the vessels.

USDm	2022	2021	2020
Prepayments on vessels
Cost:
Balance as of 01 January	12.0	12.0	95.0
Additions	43.1	78.6	65.1
Transferred to vessels	(55.1)	(78.6)	(148.1)
Balance as of 31 December	—	12.0	12.0

Carrying amount as of 31 December	—	12.0	12.0

During the year, borrowing costs of USD nil (2021: 0.6m, 2020: nil) have been capitalized. The capitalization rate in 2021 was 3.7% and in 2020: 0.0%.

USDm	2022	2021	2020
Other plant and operating equipment
Cost:
Balance as of 01 January	9.3	7.6	8.1
Exchange rate adjustment	(0.2)	(0.1)	—
Additions	0.8	1.9	3.8
Additions from business combinations	1.6	—	—
Disposals	(0.7)	(0.1)	(4.3)
Transfers	(0.3)	—	—
Balance as of 31 December	10.5	9.3	7.6

Depreciation:
Balance as of 01 January	3.0	0.8	3.8
Exchange rate adjustment	(0.2)	(0.1)	—
Disposals	(0.6)	(0.1)	(4.2)
Depreciation for the year	2.8	2.4	1.2
Transfers	(0.1)	—	—
Balance as of 31 December	4.9	3.0	0.8

Carrying amount as of 31 December	5.6	6.3	6.8

For information on assets provided as collateral security, please refer to Note 20. Please refer to Note 10 for information on impairment testing.

The depreciation expense related to “Other plant and operating equipment” of USD 2.8m relates to “Administrative expense” (2021: USD 2.4m, 2020: USD 1.2m). Depreciation and impairment losses on tangible fixed assets on “Vessels and capitalized dry-docking” relate to operating expenses.

NOTE 8 – continued

Accounting policies

Vessels

Vessels consist of owned vessels and leased vessels. The accounting policy for leased vessels is specified under “Leases”. Owned vessels are measured at cost less accumulated depreciation and accumulated impairment losses. Costs comprise acquisition costs and costs directly related to the acquisition up until the time when the asset is ready for use, including interest expenses incurred during the period of construction. All major components of vessels (scrubbers, etc.) except for dry-docking costs are depreciated on a straight-line basis to the estimated residual value over their estimated useful life, which TORM estimates to be 25 years for newbuildings. TORM considers that a 25-year depreciable life is appropriate and consistent with what is used by other shipowners with comparable tonnage. Depreciation is based on costs less the estimated residual value. Residual value is estimated as the lightweight tonnage of each vessel multiplied by the scrap value per ton. The useful life and the residual value of the vessels are reviewed at least at each financial year-end based on market conditions, regulatory requirements, and TORM’s business plans.

TORM also evaluates the carrying amounts to determine if events have occurred which indicate impairment and would require a modification of the carrying amounts at the reporting date. Prepayment on vessels is measured at costs incurred.

Dry-docking

Approximately every 24 and 60 months, depending on the nature of work and external requirements, the vessels are required to undergo planned dry-dockings for replacement of certain components, major repairs, and major maintenance of other components, which cannot be carried out while the vessels are operating. These dry-docking costs are capitalized and depreciated on a straight-line basis over the estimated period until the next dry-docking. The residual value of such components is estimated at nil. The useful life of the dry-docking costs is reviewed at least at each financial year-end based on market conditions, regulatory requirements, and TORM’s business plans. A portion of the cost of acquiring a new vessel is allocated to the components expected to be replaced or refurbished at the next dry-docking. Depreciation thereof is carried over the period until the next dry-docking. For newbuildings, the initial dry-docking asset is estimated based on the expected costs related to the first-coming dry-docking, which again is based on experience and history of similar vessels. For second-hand vessels, a dry-docking asset is also segregated and capitalized separately, taking into account the normal docking intervals of the vessels.

At subsequent dry-dockings, the costs comprise the actual costs incurred at the dry-docking yard. Dry-docking costs may include the cost of hiring crews to carry out replacements and repairs, the cost of parts and materials used, the cost of travel, lodging and supervision of Company personnel as well as the cost of hiring third-party personnel to oversee a dry-docking. Dry-docking activities include, but are not limited to, the inspection, service on turbocharger, replacement of shaft seals, service on boiler, replacement of hull anodes, applying of anti-fouling and hull paint, steel repairs as well as refurbishment and replacement of other parts of the vessel.

Prepayments on vessels

Prepayments consist of prepayments related to newbuilding contracts for vessels not yet delivered and include the share of borrowing costs directly attributable to the acquisition of the underlying vessel. When a vessel is delivered, the prepaid amount is reallocated to the financial statement line “Vessels and capitalized dry-docking”.

Land and buildings and other plant and operating equipment

Land and buildings and other plant and operating equipment consist of leaseholds regarding office buildings, leasehold improvements, company cars, IT equipment, and software and is measured at historical cost less accumulated depreciation and any impairment loss. Any subsequent cost is included in the asset’s carrying amount or recognized as a separate asset only when it is probable that future economic benefits are associated with the item and the cost of the item can be measured reliably. Depreciation is based on the straight-line method over the estimated useful life of the assets. The current estimates are:

NOTE 8 – continued

●	Land and buildings
●	Office buildings : Over the shorter of the remaining leasing term and the estimated useful life
●	Leasehold improvements: Over the shorter of the remaining leasing term and the estimated useful life
●	Other plant and operating equipment
●	Company cars: Over the lease term, typically 3 years
●	IT equipment: 3–5 years
●	Software: 3–5 years
●	Other equipment 3–15 years

The depreciation commences when the asset is available for use, i.e. when it is in the location and condition necessary for it to be capable of operating in the manner intended by Management. For a right-of-use asset, depreciation commences at the commencement date of the lease.

Assets held for sale

Assets are classified as held-for-sale if the carrying amount will be recovered principally through a sales transaction rather than through continuing use. This condition is regarded as met only when the asset is available for immediate sale in its present condition subject to terms which are usual and customary for sales of such assets, and when its sale is highly probable. Management must be committed to the sale, which should be expected to qualify for recognition as a completed sale within one year from the date of classification.

Assets held for sale mainly refer to vessels being sold and are measured at the lower of their previous carrying amount and fair value less costs to sell. Gains are recognized on delivery to the new owners in the income statement in the item “Profit from sale of vessels”. Anticipated losses are recognized at the time when the asset is classified as held-for-sale in the item “Impairment losses on tangible and intangible assets”.